Other Noncurrent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Disclosure Other Noncurrent Liabilities [Abstract]
Liabilities related to uncertain tax positions	$ 29,834	[1]	$ 29,179	[1]
Executive deferred compensation plan obligation	23,030		20,265
Deferred revenue—long-term	2,444		3,362
Environmental liabilities	9,213	[2]	17,213	[2]	10,926
Asset retirement obligations	16,930	[2]	16,517	[2]
Other	29,159		27,486
Total	$ 110,610		$ 114,022

[1]	See Note 18, “Income Taxes.”
[2]	See Note 15, “Commitments and Contingencies.”